FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Impact on profit or loss before tax (Details) - Foreign Currency Risk - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit-risk rating
Percentage of reasonable increase	10.00%	10.00%
Percentage of reasonable decrease	(10.00%)	(10.00%)
CNY/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	€ 867	€ 2,019
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(1,059)	(2,467)
USD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(315)	(325)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	384	398
TWD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	115	135
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(140)	(165)
HKD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(626)	184
Impact on profit or loss before tax due to reasonable decrease in material currency pair	765	(225)
KRW/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(242)	(389)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	295	475
MYR/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(34)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	42
CNY/TWD
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair		22
Impact on profit or loss before tax due to reasonable decrease in material currency pair		(26)
CNY/HKD
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	188	158
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(235)	(203)
USD/CNY
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	110	98
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(135)	€ (120)
HKD/USD
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(56)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	€ 56